Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity [Abstract]
STOCKHOLDERS’ EQUITY

6. STOCKHOLDERS’ EQUITY

On June 1, 2022, 60P LLC entered into the Agreement and Plan of Merger with 60 Degrees Pharmaceuticals, Inc., pursuant to which 60P LLC merged into 60 Degrees Pharmaceuticals, Inc. (the “Merger”). The value of each outstanding member’s membership interest in 60P LLC was correspondingly converted into common stock of 60 Degrees Pharmaceuticals, Inc., par value $0.0001 per share, with a cost basis equal to $5 per share.

Pursuant to the Certificate of Incorporation of 60 Degrees Pharmaceuticals, Inc., the Company’s authorized shares consist of (a) 150,000,000 shares of common stock, par value $0.0001 per share and (b) 1,000,000 shares of preferred stock, par value $0.0001 per share, of which 80,965 have been designated as Series A Non-Voting Convertible Preferred Stock (“Series A Preferred Stock”). As of September 30, 2023, 5,799,535 shares of Common Stock and 78,803 shares of Series A Preferred Stock are issued and outstanding.

Common Stock

On June 30, 2022 the Company issued 37,067 shares of common stock to its Chief Executive Officer for $185,335 at a purchase price of $5 per share.

In January and March 2023, the Board of Directors, with the consent of Tyrone Miller and Geoffrey S. Dow, respectively, approved resolutions to cancel an aggregate of 192,101 shares of common stock issued to Tyrone Miller and 1,258,899 shares of common stock issued to the Geoffrey S. Dow Revocable Trust to allow the Company to issue new shares to vendors in exchange for valuable services to be provided for use in the Company’s operations. The cancelled shares represented approximately 61% of the issued and outstanding shares as of December 31, 2022.

In January and March 2023, the Company issued a total of 1,443,000 shares of common stock to certain vendors as payment for services rendered or to be provided to the Company.

In connection with the closing of the Company’s IPO as discussed in Note 1, the Company issued common stock as follows:

●	As a result of the effectiveness of the Registration Statement on July 11, 2023, the Company issued a total of 40,000 restricted shares of common stock to the following directors and in the amounts listed: (i) Stephen Toovey (10,000 restricted shares of common stock), (ii) Charles Allen (10,000 restricted shares of common stock), (iii) Paul Field (10,000 restricted shares of common stock) and (iv) Cheryl Xu (10,000 restricted shares of common stock), by virtue of the terms of the agreements discussed in Note 12.

●	On July 13, 2023, the Company issued 31,447 shares of common stock upon the exercise of 31,447 Bridge Warrants (as defined below).

●	On July 14, 2023, the IPO closed, and the Company issued 1,415,095 shares of common stock from the sale of units at a price of $5.30 per unit, generating $6,454,325 in net proceeds, after deducting the underwriting discount and commission and other estimated IPO expenses. As a result of the completion of the IPO and as required under the terms of the respective agreements, on July 14, 2023:

o	The Company issued an aggregate of 383,908 shares of common stock upon conversion of the 2022 and 2023 Bridge Notes and the Related Party Notes described in Note 8.

o	The Company issued 29,245 shares of common stock to BioIntelect as deferred equity compensation valued in the amount of $155,000.

o	The Company issued 214,934 shares of common stock upon conversion of the Xu Yu Note, including the Amendment described in Note 8.

o	The Company issued 1,108,337 shares of common stock to Knight upon conversion of the cumulative outstanding principal as of March 31, 2022 at the conversion price detailed in Note 8 (representing 19.9% of our outstanding common stock after giving effect to the IPO).

●	On July 14, 2023 the Company issued 60,000 shares of common stock upon the exercise of 60,000 Non-tradeable Warrants.

●	On July 17, 2023, the Company issued 93,000 shares of common stock upon the exercise of 93,000 Tradeable Warrants.

●	On July 25, 2023, the Company issued 45,560 shares of common stock to Knight upon conversion of 2,162 shares of Series A Preferred Stock.

Common Stock Warrants

In May 2022 and May 2023, in connection with the issuance of the Related Party Notes and the 2022 and 2023 Bridge Notes as described in Note 8, the Company issued five-year warrants to each of the noteholders with an exercise price dependent on the IPO price (collectively, the “Bridge Warrants”). The number of shares issuable upon exercise of the warrants was contingent on the number of shares issued upon conversion of the notes following the Company’s IPO. As of the closing of the Company’s IPO, the Bridge Warrants became exercisable into an aggregate of 231,917 shares of the Company’s common stock, 79,926 of which have an exercise price of $4.77 (90% of the IPO price), and 151,991 with an exercise price of $5.83 (110% of the IPO Price). Prior to the IPO, the Bridge Warrants were classified as derivative liabilities in accordance with the provisions of ASC 815 and were carried at their respective fair values. (See Note 9). In connection with the IPO, the terms of the Bridge Warrants became fixed. The Company determined the event resulted in equity classification for the Bridge Warrants and, accordingly, the Company remeasured the warrant liabilities to fair value, and reclassified the warrants to additional paid-in capital.

On July 12, 2023, the Company executed a Warrant Agent Agreement with Equity Stock Transfer, LLC, acting as warrant agent for the IPO, which sets forth the procedures for registering, transferring and exercising the Tradeable warrants and Non-tradeable warrants issued in connection with the IPO. The Company accounts for the Tradeable Warrants, the Non-tradeable Warrants, and the Representative Warrants (defined in Note 1) as equity-classified financial instruments.

There were no equity-classified warrants issued or outstanding prior to the Company’s IPO. The following table summarizes the activity for the Company’s equity-classified warrants for the three months ended September 30, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Total outstanding, June 30, 2023	-	$-	-
Reclassified from derivative liabilities	231,917	5.46	4.15
Granted	3,116,384	6.22	5.00
Exercised	(184,447)	6.14	5.00
Forfeited	-	-	-
Expired	-	-	-
Total outstanding, September 30, 2023	3,163,854	$6.17	4.73
Total exercisable, September 30, 2023	3,163,854	$6.17	4.73

There were no warrant exercises, forfeitures, or expirations prior to the IPO. During the three months ended September 30, 2023, the Company received aggregate cash proceeds of $1,131,771 upon the exercise of 31,447 Bridge Warrants, 60,000 Non-tradeable Warrants, and 93,000 Tradeable Warrants.

Series A Preferred Stock

As described in Note 8, as a result of the completion of the IPO and as required under the terms of the Knight Debt Conversion Agreement, the Company converted the entirety of the accumulated interest on the Convertible Knight Loan as of March 31, 2022 into 80,965 shares of Series A Preferred Stock at the Conversion Price detailed below. On July 25, 2023, the Company converted 2,162 shares of Series A Preferred Stock into 45,560 shares of Common Stock at the conversion rate detailed below. No shares of Series A Preferred Stock were issued or outstanding as of December, 31, 2022.

The holders of shares of Series A Preferred Stock have the rights, preferences, powers, restrictions and limitations as set forth below.

Voting Rights – The holders of shares of Series A Preferred Stock are not entitled to any voting rights.

Dividends – From and after the date of issuance of any share of Seies A Preferred Stock, cumulative dividends shall accrue, whether or not declared by the Board and whether or not there are funds legally available for the payment of dividends, on a daily basis in arrears at the rate of 6.0% per annum on the sum of the Liquidation Value (as defined below). Accrued dividends shall be paid in cash only when, as and if declared by the Board out of funds legally available therefor or upon a liquidation or redemption of the Series A Preferred Stock. On March 31 of each calendar year, any accrued and unpaid dividends shall accumulate and compound on such date, and are cumulative until paid or converted. Holders of shares of Series A Preferred Stock are entitled to receive accrued and accumulated dividends prior to and in preference to any dividend, distribution, or redemption on shares of Common Stock or any other class of securities that is designated as junior to the Series A Preferred Stock. From the issuance date of the Series A Preferred Stock, or July 14, 2023 to September 30, 2023, accrued dividends on outstanding shares of Series A Preferred Stock totaled $101,538. As of September 30, 2023, the Company has not declared or paid any dividends.

Liquidation Rights – In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of shares of Series A Preferred Stock then outstanding will share ratably in any distribution of the remaining assets and funds of the Company with all other stockholders as if each share of Series A Preferred Stock had been converted by the Company to Common Stock as described below.

Conversion Rights – The Company has the right, in its sole discretion, to convert all or any portion of the outstanding shares of Series A Preferred Stock (including any fraction of a share), plus the aggregate accrued or accumulated and unpaid dividends thereon into a number of shares of Common Stock determined by (i) multiplying the number of shares to be converted by $100 per share, as adjusted for any stock splits, stock dividends, recapitalizations or similar transactions (the “Liquidation Value”), (ii) plus all accrued and accumulated and unpaid dividends on such shares to be converted, and then (ii) dividing the result by the then-effective Conversion Price in effect, provided that such conversion would not result in the holders of shares of Series A Preferred Stock owning more than 19.9% of the outstanding shares of common stock on an as-converted basis. The “Conversion Price” is equal to the lesser of (a) the Liquidation Value, (b) the offering price per share of Common Stock in the Company’s IPO, or (c) the 10-day volume weighted average price per share of Common Stock, as reasonably determined by the Company.

6. CAPITALIZATION and equity transactions

Business Combination – Subsidiary

On June 1, 2022, 60 Degrees Pharmaceuticals, LLC, a District of Columbia limited liability company (“60P LLC”), entered into the Agreement and Plan of Merger with 60 Degrees Pharmaceuticals, Inc., pursuant to which 60P LLC merged into 60 Degrees Pharmaceuticals, Inc. The value of each outstanding member’s membership interest in 60P LLC was correspondingly converted into common stock of 60 Degrees Pharmaceuticals, Inc., par value $0.0001 per share, with a cost basis equal to $5 per share.

On June 30, 2022 the Company issued 37,067 shares of common stock to its Chief Executive Officer for $185,335 ($5/share).